Investment Strategy	Oct. 29, 2025
Defiance Leveraged Long BEAM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to Beam Therapeutics Inc. (“BEAM,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of BEAM, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in BEAM increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to BEAM. As of the date of the Prospectus, BEAM is assigned to the biotechnology industry.

Beam Therapeutics Inc.

BEAM is a biotechnology company that develops and manufactures precision genetic medicines for patients suffering from serious diseases. BEAM is listed on Nasdaq Global Select Market. Per BEAM’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of the registrant was $1.91 billion, based on the closing price of the registrant’s common stock on Nasdaq on June 28, 2024, the last business day of the registrant’s most recently completed second quarter.

BEAM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BEAM pursuant to the Exchange Act can be located by reference to SEC file number 001-39208 through the SEC’s website at www.sec.gov. In addition, information regarding BEAM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to BEAM or any securities of BEAM. The Fund has derived all disclosures contained in this document regarding BEAM from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BEAM. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BEAM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BEAM. (and therefore the price of BEAM at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BEAM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of BEAM.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH BEAM.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by BEAM. Moreover, BEAM did not participate in the development of the Fund’s investment strategy. BEAM does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. BEAM does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BEAM.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets.
Defiance Leveraged Long SBET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to SharpLink Gaming, Inc. (“SBET,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of SBET, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in SBET increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to SBET. As of the date of the Prospectus, SBET is assigned to the hotels, restaurants, & leisure g industry.

SharpLink Gaming, Inc.

SBET is an online marketing company that provides fan activation solutions to generate and deliver high quality customer leads to its U.S. sportsbook and global casino gaming partners. SBET is listed on The Nasdaq Capital Market, LLC. Per SBET’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates computed by reference to the price at which the common equity was last sold as of the last business day of the registrant’s most recently completed second fiscal quarter was $1,986,000.

SBET is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SBET pursuant to the Exchange Act can be located by reference to SEC file number 001-41962 through the SEC’s website at www.sec.gov. In addition, information regarding SBET may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to SBET or any securities of SBET. The Fund has derived all disclosures contained in this document regarding SBET from publicly available documents. None of the Fund, the Trust or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SBET. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SBET is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SBET. (and therefore the price of SBET at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SBET could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SBET.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH SBET.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by SBET. Moreover, SBET did not participate in the development of the Fund’s investment strategy. SBET does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SBET does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SBET.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets.
Defiance Leveraged Long OPEN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to Opendoor Technologies Inc. (“OPEN,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of OPEN, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in OPEN increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to OPEN. As of the date of the Prospectus, OPEN is assigned to the real estate management & development industry.

Opendoor Technologies Inc.

OPEN operates a digital platform that facilitates residential real estate transactions in the United States and provides real estate brokerage, title insurance, casualty insurance, escrow, and construction services. OPEN is listed on The Nasdaq Stock Market LLC. Per OPEN’s most recent Form 10-K filing, the aggregate market value of voting and non-voting common stock held by non-affiliates of the registrant as of June 30, 2024, was $987,152,401.

OPEN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by OPEN pursuant to the Exchange Act can be located by reference to SEC file number 001-39253 through the SEC’s website at www.sec.gov. In addition, information regarding OPEN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to OPEN or any securities of OPEN. The Fund has derived all disclosures contained in this document regarding OPEN from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to OPEN. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding OPEN is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of OPEN. (and therefore the price of OPEN at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning OPEN could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of OPEN.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH OPEN.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by OPEN. Moreover, OPEN did not participate in the development of the Fund’s investment strategy. OPEN does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. OPEN does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by OPEN.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets.
Defiance Leveraged Long EOSE ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to Eos Energy Enterprises, Inc. (“EOSE,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of EOSE, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in EOSE increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to EOSE. As of the date of the Prospectus, EOSE is assigned to the electrical equipment industry.

Eose Energy Enterprises, Inc.

EOSE designs, develops, manufactures, and markets energy storage solutions for utility-scale, microgrid, and commercial and industrial applications. EOSE is listed on The Nasdaq Stock Market LLC. Per EOSE’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of the registrant as of the last business day of the registrant’s most recently completed second fiscal quarter, June 30, 2024, was approximately $268.5 million based upon the closing sale price of EOSE’s common stock on that date.

EOSE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by EOSE pursuant to the Exchange Act can be located by reference to SEC file number 001-39291 through the SEC’s website at www.sec.gov. In addition, information regarding EOSE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to EOSE or any securities of EOSE. The Fund has derived all disclosures contained in this document regarding EOSE from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to EOSE. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding EOSE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of EOSE. (and therefore the price of EOSE at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning EOSE could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of EOSE.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH EOSE.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by EOSE. Moreover, EOSE did not participate in the development of the Fund’s investment strategy. EOSE does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. EOSE does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by EOSE.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets.